Related party disclosures - Summary of Transactions Between Related Parties (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions
– revenue	£ 494	£ 524	£ 495
– purchases	(190)	(123)	(80)
– other net income	440	387	388
Amounts receivable at 31 December	51	48	33
Amounts payable at 31 December	£ (4)	£ (3)	£ (5)